AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 1, 2015

                                                    1933 Act File No. 333-206818
================================================================================

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 2

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

                                 1-800-932-7781
                        (Registrant's Telephone Number)

                                Michael Beattie
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                    Copy to:

                              Sean Graber, Esquire
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                        Philadelphia, Pennsylvania 19103

                         Dianne M. Descoteaux, Esquire
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

This Post-Effective Amendment No. 2 to The Advisors' Inner Circle Fund II's Registration Statement on Form N-14 (File No. 333-206818) is being made solely for the purpose of adding the final tax opinion as Exhibit (12) to Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.



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                           PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

Article VIII of the Amended and Restated Agreement and Declaration of Trust filed as Exhibit (a)(3) of Post-Effective Amendment No. 36 to The Advisors' Inner Circle Fund II's (the "Registrant") Registration Statement on Form N-1A is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS:

There are references below to the Registrant's Registration Statement on Form N-1A (File Nos. 033-50718, 811-07102).

EXHIBIT NO.

(1)(a) The Registrant's Amended and Restated Agreement and Declaration of Trust, dated July 24, 1992, as amended and restated February 18, 2004 and August 10, 2004, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0001135428-04-000490 on September 17, 2004.

(1)(b) Amendment No. 1, dated May 15, 2012, to the Registrant's Amended and Restated Agreement and Declaration of Trust, dated July 24, 1992, as amended and restated February 18, 2004 and August 10, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 129 to the Registrant's Registration Statement on Form N-1A (File No. 033- 50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000274 on May 30, 2012.

(2) Registrant's Second Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 125 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428- 12-000088 on February 28, 2012.

(3)            Not Applicable.

(4) Form of Agreement and Plan of Reorganization is attached as Exhibit D to the Proxy Statement/Prospectus incorporated by reference in this Registration Statement.

(5)(a) See Article III of the Registrant's Amended and Restated Agreement and Declaration of Trust, which has been incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 36


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               to the Registrant's Registration Statement on Form N-1A (File No.
               033-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000490 on September 17, 2004.

(5)(b) See Section 2 of the Registrant's Second Amended and Restated By-Laws, which has been incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 125 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000088 on February 28, 2012.

(6)(a)(i) Amended and Restated Investment Advisory Agreement, dated May 31, 2000, as amended and restated May 21, 2001, between the Registrant and Horizon Advisers, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit
               (d)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.

(6)(a)(ii) Schedule A, as revised May 29, 2015, to the Amended and Restated Investment Advisory Agreement, as amended and restated May 21, 2001, between the Registrant and Horizon Advisers, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (d)(1)(ii) of Post-Effective Amendment No. 189 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000407 on May 28, 2015.

(6)(a)(iii) Investment Advisory Agreement, dated October 24, 2008, between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Funds, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000419 on September 30, 2010.

(6)(a)(iv) Amended Schedule A, dated November 28, 2015, to the Investment Advisory Agreement, dated October 24, 2008, between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Funds, is incorporated herein by reference to Exhibit (d)(1)(iv) of Post-Effective Amendment No. 200 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0001135428-15-000861 on November 24, 2015.

(6)(a)(v) Investment Advisory Agreement, dated December 21, 2004, between the Registrant and W. H. Reaves & Co., Inc., relating to the Reaves Utilities and Energy Infrastructure Fund, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.

(6)(a)(vi) Investment Advisory Agreement, dated May 5, 2008, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Funds, is incorporated herein by reference to Exhibit
               (d)(16) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(6)(a)(vii) Amended Schedule A, dated October 1, 2015, to the Investment Advisory Agreement, dated May 5, 2008, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Funds, is incorporated herein by reference to Exhibit (d)(1)(vii) of Post-Effective Amendment No. 200 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0001135428-15-000861 on November 24, 2015.



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(6)(a)(viii)   Investment Advisory Agreement, dated April 30, 2008, between the
               Registrant and GRT Capital Partners, LLC, relating to the GRT Funds, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(6)(a)(ix) Schedule A, as amended and restated November 17, 2010, to the Investment Advisory Agreement, dated April 30, 2008, between the Registrant and GRT Capital Partners, LLC, relating to the GRT Funds, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000585 on December 6, 2010.

(6)(a)(x) Investment Advisory Agreement, dated July 13, 2011, between the Registrant and Westfield Capital Management Company, L.P., relating to the Westfield Family of Funds, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 114 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-11-000362 on July 13, 2011.

(6)(a)(xi) Schedule A, as revised May 14, 2014, to the Investment Advisory Agreement, dated July 13, 2011, between the Registrant and Westfield Capital Management Company, L.P., relating to the Westfield Family of Funds, is incorporated herein by reference to Exhibit (d)(1)(xii) of Post-Effective Amendment No. 185 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000091 on February 27, 2015.

(6)(a)(xii) Investment Advisory Agreement, dated November 14, 2012, between the Registrant and LM Capital Group, LLC, relating to the LM Capital Opportunistic Bond Fund, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 145 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000047 on January 14, 2013.

(6)(a)(xiii)   Investment Advisory Agreement, dated October 21, 2013 between the
               Registrant and Kopernik Global Investors, LLC, relating to the
               Kopernik Global All-Cap Fund and Kopernik International Fund, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 159 to the Registrant's Registration
               Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000608 on October 23, 2013.

(6)(a)(xiv) Schedule A, as revised June 29, 2015, to the Investment Advisory Agreement, dated October 21, 2013, relating to the Kopernik Global All-Cap Fund and Kopernik International Fund, is incorporated herein by reference to Exhibit (d)(1)(xv) of Post-Effective Amendment No. 192 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000441 on June 29, 2015.

(6)(a)(xv) Investment Advisory Agreement, dated November 20, 2013, between the Registrant and R Squared Capital Management L.P., relating to the RSQ International Equity Fund, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 162 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000642 on November 27, 2013.



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(6)(a)(xvi)    Investment Advisory Agreement, dated April 1, 2014, between the
               Registrant and Cardinal Capital Management, L.L.C., relating to the Cardinal Small Cap Value Fund, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 174 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000229 on March 31, 2014.

(6)(a)(xvii)   Investment Advisory Agreement dated, August 25, 2015 between the
               Registrant and Ramsey Quantitative Systems, Inc., relating to the
               RQSI Small Cap Hedged Equity Fund, is incorporated herein by reference to Exhibit (d)(1)(xvii) of Post-Effective Amendment No.
               195 to the Registrant's Registration Statement on Form N-1A (File
               No. 033-50718), filed with the SEC via EDGAR Accession No.
               0001135428-15-000690 on August 31, 2015.

(6)(b)(i) Sub-Advisory Agreement, dated August 15, 2008, between Horizon Advisers and Earnest Partners, LLC, relating to the Hancock Horizon Diversified International Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000036 on February 5, 2009.

(6)(b)(ii) Investment Sub-Advisory Agreement, dated May 29, 2015, between Horizon Advisers and GlobeFlex Capital, L.P., relating to the Hancock Horizon International Small Cap Fund, is incorporated herein by reference to Exhibit (d)(2)(ii) of Post-Effective Amendment No. 189 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000407 on May 28, 2015.

(6)(b)(iii) Investment Sub-Advisory Agreement, dated April 28, 2008, between Frost Investment Advisors, LLC and Kempner Capital Management, Inc., relating to the Frost Kempner Multi-Cap Deep Value Equity Fund and Frost Kempner Treasury and Income Fund, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(6)(b)(iv) Investment Sub-Advisory Agreement, dated April 28, 2008, between Frost Investment Advisors, LLC and Thornburg Investment Management, Inc., relating to the Frost International Equity Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(6)(b)(v) Schedule A, as revised November 17, 2014, to the Investment Sub-Advisory Agreement, dated April 28, 2008, between Frost Investment Advisors, LLC and Thornburg Investment Management, Inc., relating to the Frost International Equity Fund, is incorporated herein by reference to Exhibit (d)(2)(iv) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000736 on November 26, 2014.

(6)(b)(vi) Investment Sub-Advisory Agreement, dated April 28, 2008, between Frost Investment Advisors, LLC and Luther King Capital Management Corporation, relating to the Frost Mid Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.



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(6)(b)(vii)    Investment Sub-Advisory Agreement, dated November 14, 2012, between Frost Investment Advisors, LLC and Cinque Partners LLC, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 142 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000562 on December 3, 2012.

(6)(b)(viii)   Schedule A, as revised November 17, 2014, to the Investment
               Sub-Advisory Agreement, dated November 14, 2012, between Frost
               Investment Advisors, LLC and Cinque Partners LLC, relating to the
               Frost Cinque Large Cap Buy-Write Equity Fund, is incorporated herein by reference to Exhibit (d)(2)(vii) of Post-Effective
               Amendment No. 183 to the Registrant's Registration Statement on
               Form N-1A (File No. 033-50718), filed with the SEC via EDGAR
               Accession No. 0001135428-14-000736 on November 26, 2014.

(6)(c)(i) Expense Limitation Agreement, as last amended October 2012, between the Registrant and Horizon Advisers, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 141 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000544 on November 28, 2012.

(6)(c)(ii) Schedule A, as revised May 29, 2015, to the Expense Limitation Agreement, as last amended October 2012, between the Registrant and Horizon Advisers is incorporated herein by reference to Exhibit (d)(3)(ii) of Post-Effective Amendment No. 189 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000407 on May 28, 2015.

(6)(c)(iii) Expense Limitation Agreement, effective as of November 29, 2010, between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Funds, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 132 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000324 on July 13, 2012.

(6)(c)(iv) Amended Schedule A, dated November 28, 2015, to the Expense Limitation Agreement, dated November 29, 2010, between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Funds, is incorporated herein by reference to Exhibit (d)(3)(iv) of Post-Effective Amendment No. 200 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0001135428-15-000861 on November 24, 2015.

(6)(c)(v) Expense Limitation Agreement, dated November 20, 2013, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Funds, is incorporated herein by reference to Exhibit
               (d)(14) of Post-Effective Amendment No. 161 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000640 on November 27, 2013.

(6)(c)(vi) Amended Schedule A, as revised November 17, 2014, to the Expense Limitation Agreement, dated November 20, 2013, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Funds, is incorporated herein by reference to Exhibit
               (d)(3)(vi) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000736 on November 26, 2014.



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(6)(c)(vii)    Expense Limitation Agreement, as amended and restated May 14,
               2013, between the Registrant and Westfield Capital Management Company, L.P., relating to the Westfield Capital Large Cap Growth Fund and Westfield Capital Dividend Growth Fund, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 152 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000383 on July 24, 2013.

(6)(c)(viii)   Expense Limitation Agreement, effective as of November 14, 2012, between the Registrant and LM Capital Group, LLC, relating to the LM Capital Opportunistic Bond Fund, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 145 to the Registrant's Registration Statement on Form N-1A (File No.
               033-50718), filed with the SEC via EDGAR Accession No.
               0001135428-13-000047 on January 14, 2013.

(6)(c)(ix) Expense Limitation Agreement, dated October 21, 2013, between the Registrant and Kopernik Global Investors, LLC, relating to the Kopernik Global All-Cap Fund and Kopernik International Fund, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 159 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000608 on October 23, 2013.

(6)(c)(x) Amended Schedule A, as revised June 29, 2015, to the Expense Limitation Agreement, dated October 21, 2013, between the Registrant and Kopernik Global Investors, LLC, relating to the Kopernik Global All-Cap Fund and Kopernik International Fund, is incorporated herein by reference to Exhibit (d)(3)(xi) of Post-Effective Amendment No. 192 to the Registrant's Registration Statement on Form N-1A (File No. 033- 50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000441 on June 29, 2015.

(6)(c)(xi) Expense Limitation Agreement, dated November 20, 2013, between the Registrant and R Squared Capital Management L.P. relating to the RSQ International Equity Fund, is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 162 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000642 on November 27, 2013.

(6)(c)(xii) Expense Limitation Agreement, dated April 1, 2014, between the Registrant and Cardinal Capital Management, L.L.C., relating to the Cardinal Small Cap Value Fund, is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 174 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000229 on March 31, 2014.

(6)(c)(xiii)   Expense Limitation Agreement, dated November 17, 2014, between the Registrant and Cinque Partners LLC, relating to the Frost
               Cinque Large Cap Buy-Write Equity Fund, is incorporated herein by reference to Exhibit (d)(3)(xiii) of Post-Effective Amendment No.
               183 to the Registrant's Registration Statement on Form N-1A (File
               No. 033-50718), filed with the SEC via EDGAR Accession No.
               0001135428-14-000736 on November 26, 2014.

(6)(d)(i) Expense Waiver Reimbursement Agreement, dated May 5, 2008, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Funds, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 132 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000324 on July 13, 2012.



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(6)(d)(ii)     Amended Schedules A and B, dated November 20, 2013, to the
               Expense Waiver Reimbursement Agreement, dated May 5, 2008, between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Funds, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 175 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000232 on March 31, 2014.

(6)(d)(iii) Expense Waiver Reimbursement Agreement, dated April 30, 2008, between the Registrant and GRT Capital Partners, LLC, relating to the GRT Value Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 132 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000324 on July 13, 2012.

(6)(d)(iv) Expense Waiver Reimbursement Agreement, dated May 20, 2009, between the Registrant and Horizon Advisers, relating to the Hancock Horizon Growth Fund and Hancock Horizon Value Fund, is incorporated herein by reference to Exhibit (d)(3)(ii) of Post-Effective Amendment No. 179 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000383 on May 30, 2014.

(7)(a) Distribution Agreement, dated January 28, 1993, as amended and restated as of November 14, 2005, between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.

(7)(b) Amendment No. 1, effective as of August 30, 2010, to the Distribution Agreement, dated January 28, 1993, as amended and restated as of November 14, 2005, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 125 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-12-000088 on February 28, 2012.

(7)(c) Revised Form of Sub-Distribution and Servicing Agreement for SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(8)            Not Applicable.

(9)(a) Custody Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N- 1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(9)(b) Revised Appendix B to the Custody Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (9)(b) of the Registrant's Registration Statement on Form N-14 (File No. 333-206818), filed with the SEC via EDGAR Accession No. 0001135428-15-000722 on September 8, 2015 (the "N-14 Registration Statement").

(9)(c) Custody Agreement, dated February 12, 2013, between the Registrant and U.S. Bank, N.A. is incorporated herein by reference to Exhibit (9)(c) of the N-14 Registration Statement.

(9)(d) Custodian Agreement, dated November 19, 2007, between the Registrant and MUFG Union Bank, N.A. (previously, Union Bank of California) is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-07- 000581 on December 28, 2007.

(9)(e) Amended Appendix B to the Custodian Agreement, dated November 19, 2007, between the Registrant and MUFG Union Bank, N.A. (previously, Union Bank of California) is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 198 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on October 8, 2015, Accession No. 0001135428-15-000799.

(10)(a)(i) Distribution Plan (compensation type), dated May 31, 2000, as amended November 16, 2004, is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 110 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-11-000294 on May 27, 2011.

(10)(a)(ii) Distribution Plan (reimbursement type), dated February 23, 2005, relating to the Champlain Funds, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.

(10)(a)(iii) Schedule A, as revised May 19, 2015, to the Distribution Plan, dated May 31, 2000, as amended November 16, 2004, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 189 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000407 on May 28, 2015.

(10)(a)(iv) Revised Schedule A, to the Distribution Plan, dated February 23, 2005, relating to the Champlain Funds, is incorporated herein by reference to Exhibit (10)(a)(iv) of the N-14 Registration Statement.

(10)(a)(v) Revised Schedule F, dated March 10, 2008, as last amended February 11, 2014, to the Distribution Plan, dated May 31, 2000, as amended November 16, 2004, relating to the Frost Funds, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 175 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000232 on March 31, 2014.

(10)(a)(vi) Schedule H, as revised May 19, 2015, to the Distribution Plan, dated May 31, 2000, as amended November 16, 2004, relating to the Kopernik Global All-Cap Fund and Kopernik International Fund, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 192 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000441 on June 29, 2015.

(10)(a)(vii) Schedule I, dated November 20, 2013, to the Distribution Plan, dated May 31, 2000, as amended November 16, 2004, relating to the RSQ International Equity Fund, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 162 to the Registrant's

               Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000642 on November 27, 2013.

(10)(a)(viii)  Schedule J, dated August 25, 2015, to the Distribution Plan, dated May 31, 2000, as amended November 16, 2004, relating to the RQSI Small Cap Hedged Equity Fund, is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 195 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000690 on August 31, 2015.

(10)(b)(i) Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 21, 2007, including Amended and Restated Schedules and Certificates of Class Designation thereto, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-14-000736 on November 26, 2014.

(10)(b)(ii) Amended and Restated Schedule A, dated May 19, 2015, to the Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 21, 2007, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 189 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000407 on May 28, 2015.

(10)(b)(iii) Amended and Restated Schedule C to the Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 21, 2007, relating to the Champlain Family of Funds, is incorporated herein by reference to Exhibit (10)(b)(iii) of the N-14 Registration Statement.

(10)(b)(iv) Amended and Restated Schedule G, dated May 18, 2015, to the Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 21, 2007, relating to the Kopernik Family of Funds, is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 192 to the Registrant's Registration Statement on Form N-1A (File No. 033- 50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000441 on June 29, 2015.

(10)(b)(v) Schedule I, dated August 25, 2015, to the Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 21, 2007, relating to the RQSI Small Cap Hedged Equity Fund, is incorporated herein by reference to Exhibit (n)(5) of Post-Effective Amendment No. 195 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000690 on August 31, 2015.

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the legality of the securities being registered is incorporated herein by reference to Exhibit (11) of the N-14 Registration Statement.

(12) Opinion of Morgan, Lewis & Bockius LLP regarding tax matters is filed herewith.


(13)(a) Administration Agreement, dated January 28, 1993, as amended and restated as of November 12, 2002, between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-03-000338 on May 30, 2003.

(13)(b)(i) Transfer Agency and Service Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust is incorporated herein by reference to Exhibit (e)(2) of Post-Effective

               Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(13)(b)(ii) AML Amendment to the Transfer Agency and Service Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(13)(b)(iii) Amendment, dated September 1, 2003, to the Transfer Agency and Service Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(13)(b)(iv) Amendment, dated September 1, 2010, to the Transfer Agency and Service Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-10-000563 on November 29, 2010.

(13)(b)(v) Amended Fee Schedule to the Transfer Agency and Service Agreement, dated May 31, 2000, between the Registrant and Hancock Bank and Trust is incorporated herein by reference to Exhibit
               (h)(2)(v) of Post-Effective Amendment No. 189 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000407 on May 28, 2015.

(13)(b)(vi)    Transfer Agency Agreement, dated April 1, 2006, as amended

               November 13, 2013, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (13)(b)(vi) of the N-14 Registration Statement.

(13)(b)(vii) Transfer Agency Agreement, dated November 14, 2012, between the Registrant and Atlantic Fund Services is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 161 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000640 on November 27, 2013.

(13)(c)(i) Shareholder Services Plan, dated May 31, 2000, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.

(13)(c)(ii) Schedule A, as amended May 19, 2015, to the Shareholder Services Plan, dated May 31, 2000, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit
               (h)(3)(ii) of Post-Effective Amendment No. 189 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000407 on May 28, 2015.

(13)(c)(iii) Shareholder Services Plan, dated August 9, 2005, is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(13)(c)(iv) Schedule A, as last amended August 25, 2015, to the Shareholder Services Plan, dated August 9, 2005, is incorporated herein by reference to Exhibit (h)(3)(iv) of Post-Effective Amendment No. 195 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000690 on August 31, 2015.

(13)(c)(v) Shareholder Services Plan, relating to Retirement Class Shares of the LM Capital Opportunistic Bond Fund, is incorporated herein by reference to Exhibit (h)(16) of Post-Effective Amendment No. 145 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000047 on January 14, 2013.

(14)(a) Consent of KPMG LLP is incorporated herein by reference to Exhibit (14)(a) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-206818), filed with the SEC via EDGAR Accession No. 0001135428-15-000819 on October 20, 2015.

(14)(b) Consent of Morgan, Lewis & Bockius LLP is incorporated herein by reference to Exhibit (14)(b) of the N-14 Registration Statement.

(15)           Not Applicable.

(16)(a)        Powers of Attorney, dated May 15, 2013, for Ms. Betty L.
               Krikorian and Messrs. Robert A. Nesher, William M. Doran, John K. Darr, George J. Sullivan, Jr., Michael Beattie, Mitchell A. Johnson, Bruce R. Speca and Joseph T. Grause, Jr. are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 150 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-13-000305 on May 31, 2013.

(16)(b) Power of Attorney, dated August 3, 2015, for Mr. Stephen Connors is incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 195 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-15-000690 on August 31, 2015.

(17)(a)        Form of Proxy Card is incorporated herein by reference to Exhibit
               (17)(a) of the N-14 Registration Statement.

(17)(b) Statement of Additional Information dated January 28, 2015 for ALPS Series Trust (the "Target Trust"), with respect to the New Sheridan Developing World Fund (the "Target Fund") is incorporated herein by reference to Post-Effective Amendment No. 39 to the Target Trust's Registration Statement on Form N-1A filed with the SEC via EDGAR on January 28, 2015, Accession No. 0001193125-15-023564 (the "Target Fund SAI").

(17)(c) Supplement dated June 30, 2015 to the Target Fund Statement of Additional Information is incorporated herein by reference to the Target Trust's 497 filing filed with the SEC via EDGAR on June 30, 2015, Accession No. 0001398344-15-004156.

(17)(d) Supplement dated September 8, 2015 to the Target Fund Prospectus is incorporated herein by reference to the Target Trust's 497 filing filed with the SEC via EDGAR on September 8, 2015, Accession No. 0001398344-15-006109).

(17)(e) Supplement dated September 8, 2015 to the Target Fund Statement of Additional Information is incorporated herein by reference to the Target Trust's 497 filing filed with the SEC via EDGAR on September 8, 2015, Accession No. 0001398344-15-006109).

(17)(f) Prospectus and Statement of Additional Information dated October 8, 2015 for the Registrant, with respect to the Champlain Emerging Markets Fund (the "Acquiring Fund"), is incorporated herein by reference to Post-Effective Amendment No. 198 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on October 8, 2015, Accession No. 0001135428-15-000799.

(17)(g) The audited financial statements and related report of the independent public accounting firm included in the Target Trust's Annual Report to Shareholders for the fiscal year ended September 30, 2014, with respect to the Target Fund is incorporated herein by reference to the Target Trust's N-CSR filed with the SEC via EDGAR on December 3, 2014, Accession No. 0001193125-14-432157.

(17)(h) The unaudited financial statements included in the Target Trust's Semi-Annual Report to Shareholders for the fiscal period ended March 31, 2015, with respect to the Target Fund is incorporated herein by reference to the Target Trust's N-CSRS filed with the SEC via EDGAR on June 2, 2015, Accession No. 0001398344-15-003653.

ITEM 17. UNDERTAKINGS:

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 (File No. 333-206818) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 1st day of December, 2015.

                                             THE ADVISORS' INNER CIRCLE FUND II

                                             By:            *
                                                 --------------------------
                                                 Michael Beattie, President

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

     *                               Trustee                    December 1, 2015
------------------------------
John K. Darr

     *                               Trustee                    December 1, 2015
------------------------------
William M. Doran

     *                               Trustee                    December 1, 2015
------------------------------
Joseph T. Grause, Jr.

     *                               Trustee                    December 1, 2015
------------------------------
Mitchell A. Johnson

     *                               Trustee                    December 1, 2015
------------------------------
Betty L. Krikorian

     *                               Trustee                    December 1, 2015
------------------------------
Robert A. Nesher

     *                               Trustee                    December 1, 2015
------------------------------
Bruce Speca

     *                               Trustee                    December 1, 2015
------------------------------
George J. Sullivan, Jr.

     *                               President                  December 1, 2015
------------------------------
Michael Beattie

     *                               Treasurer, Controller &    December 1, 2015
------------------------------       Chief Financial Officer
Stephen Connors

*By:   /s/ Dianne M. Descoteaux
       ------------------------
       Dianne M. Descoteaux
       Attorney-in-Fact

                                 EXHIBIT INDEX

(12) Opinion of Morgan, Lewis & Bockius LLP regarding tax matters